Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Schedule of Regulatory Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Net Regulatory Assets [Abstract]
Regulatory Assets	$ 123